Inventories - Summary of Inventories, Net of Reserves (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 3,926	$ 5,151
Finished goods	112,351	93,916
Total inventory	$ 116,277	$ 99,067